CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 150.3	₽ 8,656,000,000	₽ 6,783,000,000	₽ 9,679,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	158.5	9,131,000,000	7,655,000,000	6,197,000,000
Amortization of intangible assets	36.6	2,108,000,000	1,952,000,000	1,594,000,000
Amortization of debt discount and issuance costs	11.9	684,000,000	911,000,000	967,000,000
Share-based compensation expense	72.8	4,193,000,000	3,422,000,000	2,718,000,000
Deferred income taxes	(26.3)	(1,513,000,000)	(864,000,000)	(188,000,000)
Foreign exchange (gains)/losses	31.0	1,784,000,000	3,834,000,000	(1,903,000,000)
Gain from sale of equity securities	(0.6)	(33,000,000)	(157,000,000)
Goodwill impairment		0	0	576,000,000
(Gain)/loss from repurchases of convertible debt	0.1	6,000,000	(53,000,000)	(310,000,000)
Other	(4.6)	(266,000,000)	(40,000,000)	(83,000,000)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(34.7)	(1,996,000,000)	(2,385,000,000)	(1,763,000,000)
Prepaid expenses and other assets	(38.6)	(2,224,000,000)	113,000,000	867,000,000
Accounts payable and accrued liabilities	50.7	2,921,000,000	3,817,000,000	980,000,000
Deferred revenue	5.6	321,000,000	298,000,000	44,000,000
Net cash provided by operating activities	412.7	23,772,000,000	25,286,000,000	19,375,000,000
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(215.1)	(12,389,000,000)	(9,625,000,000)	(13,045,000,000)
Proceeds from sale of property and equipment	1.3	73,000,000	177,000,000	95,000,000
Acquisitions of businesses, net of cash acquired	(15.9)	(918,000,000)		(398,000,000)
Investments in non-marketable equity securities	(3.3)	(191,000,000)	(491,000,000)	(110,000,000)
Proceeds from sale of equity securities	4.6	267,000,000
Investments in debt securities			(3,159,000,000)	(2,564,000,000)
Proceeds from maturity of debt securities	50.1	2,887,000,000	2,525,000,000	3,426,000,000
Investments in term deposits	(1,216.7)	(70,082,000,000)	(70,430,000,000)	(41,760,000,000)
Maturities of term deposits	1,262.7	72,731,000,000	68,447,000,000	42,682,000,000
Loans granted	(2.9)	(166,000,000)	(550,000,000)	(60,000,000)
Net cash used in investing activities	(135.2)	(7,788,000,000)	(13,106,000,000)	(11,734,000,000)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from exercise of share options	5.7	328,000,000	431,000,000	168,000,000
Repurchase of share options	(1.3)	(77,000,000)
Repurchases of convertible debt	(11.6)	(668,000,000)	(5,397,000,000)	(6,096,000,000)
Payment for contingent consideration	(3.4)	(195,000,000)	(680,000,000)	(312,000,000)
Other financing activities	0.4	25,000,000	97,000,000	29,000,000
Net cash used in financing activities	(10.2)	(587,000,000)	(5,549,000,000)	(6,211,000,000)
Effect of exchange rate changes on cash and cash equivalents	(17.0)	(976,000,000)	(3,449,000,000)	5,052,000,000
Net change in cash and cash equivalents	250.3	14,421,000,000	3,182,000,000	6,482,000,000
Cash and cash equivalents at beginning of period	500.2	28,810,000,000	25,628,000,000	19,146,000,000
Cash and cash equivalents at end of period	750.5	43,231,000,000	28,810,000,000	25,628,000,000
Reconciliation of cash and cash balances:
Cash and cash equivalents, beginning of period	490.1	28,232,000,000	24,238,000,000	17,645,000,000
Restricted cash, beginning of period	10.1	578,000,000	1,390,000,000	1,501,000,000
Cash and cash equivalents, end of period	740.7	42,662,000,000	28,232,000,000	24,238,000,000
Restricted cash, end of period	9.8	569,000,000	578,000,000	1,390,000,000
Supplemental disclosure of cash flow information:
Cash paid for income taxes	99.0	5,704,000,000	4,531,000,000	4,861,000,000
Cash paid for acquisitions	15.9	918,000,000		398,000,000
Interest paid	3.6	208,000,000	264,000,000	322,000,000
Non-cash investing activities:
Change in accounts payable for property and equipment	0.7	38,000,000	₽ (230,000,000)	(162,000,000)
Settlement of investments in relation to purchases of intangible assets	3.0	173,000,000
Fair value of contingent consideration included in purchase price of acquisition	$ 2.6	₽ 151,000,000		₽ 341,000,000